Derivative financial instruments - Schedule of fair values of commodity contract derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	£ 429	£ 587
Liabilities	(1,293)	(1,013)
Total	(864)	(426)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	66	289
Liabilities	(174)	(22)
Total	(108)	267
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Assets	2	11
Liabilities	(6)	(6)
Total	(4)	5
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Assets	1	1
Liabilities	0	0
Total	1	1
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Assets	53	208
Liabilities	(92)	(10)
Total	(39)	198
Electricity options
Disclosure of detailed information about financial instruments [line items]
Assets	0	5
Liabilities	(3)	0
Total	(3)	5
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Assets	9	29
Liabilities	(42)	(6)
Total	(33)	23
Gas options
Disclosure of detailed information about financial instruments [line items]
Assets	1	35
Liabilities	(31)	0
Total	£ (30)	£ 35